Equity accounted investments - Not material and Capital commitments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Summarised financial information for the Group's share of equity accounted investments which are not material
Profit for the year	R 2,623	R 3,128	R 814
Equity accounted investments
Capital commitments and relating to equity accounted investments
Authorised and contracted for	1,357	688
Authorised but not yet contracted for	972	884
Less expenditure to the end of year	(981)	(562)
Capital commitments	1,348	1,010
Immaterial equity accounted investments
Summarised financial information for the Group's share of equity accounted investments which are not material
Operating profit	218	114
Profit before tax	250	159
Taxation	(72)	(50)
Profit for the year	R 178	R 109